Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION Noncash activities are presented in Table 1.1, including information on transfers affecting MHFS, LHFS, and MSRs.

Table 1.1: Supplemental Cash Flow Information

	Year ended December 31,
(in millions)	2016	2015	2014
Trading assets retained from securitizations of MHFS	$72,399	46,291	28,604
Transfers from loans to MHFS	6,894	9,205	11,021
Transfers from loans to LHFS	306	90	9,849
Transfers from loans to foreclosed and other assets	3,092	3,274	4,094
Transfers from available-for-sale to held-to-maturity securities	4,161	4,972	1,810
Deconsolidation of reverse mortgages previously sold:
Loans	3,807	—	—
Long-term debt	3,769	—	—